Reporting entity	12 Months Ended
Dec. 31, 2017
Nature Of Reporting Entity [Abstract]
Reporting entity
1.	Reporting entity

Medicure Inc. (the "Company") is a company domiciled and incorporated in Canada and as of October 24, 2011, its Common Shares are listed on the TSX Venture Exchange (“TSX-V”). Prior to October 24, 2011 and beginning on March 29, 2010, the Company's Common Shares were listed on the NEX board of the TSX-V. Prior to March 29, 2010, the Company's Common Shares were listed on the Toronto Stock Exchange. Additionally, the Company's shares were listed on the American Stock Exchange (later called NYSE Amex and now called NYSE MKT) on February 17, 2004 and the shares ceased trading on the NYSE Amex effective July 3, 2008. The Company remains a U.S. Securities and Exchange Commission registrant. The address of the Company's registered office is 2-1250 Waverley Street, Winnipeg, Manitoba, Canada, R3T 6C6.

The Company is a biopharmaceutical company engaged in the research, development and commercialization of human therapeutics. Through its subsidiary Medicure International, Inc., the Company has rights to the commercial product AGGRASTAT® Injection (tirofiban hydrochloride) in the United States and its territories (Puerto Rico, U.S. Virgin Islands, and Guam). AGGRASTAT®, a glycoprotein GP IIb/IIIa receptor antagonist, is used for the treatment of acute coronary syndrome including unstable angina, which is characterized by chest pain when one is at rest, and non-Q-wave myocardial infarction. The Company’s ongoing research and development activities is the continued development and further implementation of a new regulatory, brand and life cycle management strategy for AGGRASTAT® and the development of additional cardiovascular products. The Company is actively seeking to acquire or license additional cardiovascular products and announced in-licensing agreements during 2017 of which the first licensed product is scheduled to be launched commercially by the Company in May of 2018.

During 2017, the Company, through subsidiaries described in note 4 was involved in the manufacturing, development, marketing, and selling of Active Pharmaceutical Ingredients (“API”) to generic pharmaceutical customers and providing custom synthesis for early phase pharmaceutical research of branded products. Through these subsidiaries, the Company also participated in collaborations with other parties in the research and development stages of specific products. On October 2, 2017, the Company sold its interests in Apicore’s U.S. business and Apicore’s Indian business was held for sale at December 31, 2017 and sold subsequent to December 31, 2017 as described in note 5.